25. EMPLOYEES BENEFITS PLANS (Details 10) R$ in Millions	Dec. 31, 2018 BRL (R$)
Medical plan [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	9.26%
Average (%)	10.26%
Actuarial liabilities	R$ (17.0)
Average (%)	8.26%
Actuarial liabilities	R$ 20.7
Medical plan [Member] | Medical inflation [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	7.12%
Average (%)	8.12%
Actuarial liabilities	R$ 20.3
Average (%)	6.12%
Actuarial liabilities	R$ (17.0)
F.G.T.S. Penalty [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	8.76%
Average (%)	9.76%
Actuarial liabilities	R$ (5.5)
Average (%)	7.76%
Actuarial liabilities	R$ 6.1
F.G.T.S. Penalty [Member] | Wage growth rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	5.18%
Average (%)	6.18%
Actuarial liabilities	R$ 1.0
Average (%)	4.18%
Actuarial liabilities	R$ (0.9)
F.G.T.S. Penalty [Member] | Turnover [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized
Average (%)	300.00%
Actuarial liabilities	R$ (18.9)
Average (%)	(3.00%)
Actuarial liabilities	R$ 25.8